Derivatives and Hedging Activities	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Hedging Activities
DERIVATIVES AND HEDGING ACTIVITIES
The Company uses derivative instruments to mitigate the effects of interest rate volatility inherent in its variable rate debt, which could unfavorably impact our future earnings and forecasted cash flows. The Company does not use derivative instruments for speculative or trading purposes.
The Operating Partnership is party to interest rate swaps, summarized in the table below, to mitigate the interest rate risk inherent in its senior credit facility. As of September 30, 2019, the Operating Partnership pays a weighted average fixed rate of 1.707% on a total notional amount of $1.5 billion.

Notional Amount	Weighted Average Fixed Rate	Fair Value Asset (Liability)	Effective Date	Maturity Date
(in thousands, except percentages)
$300,000	1.158%	$3,393	September 6, 2019	December 31, 2024
$1,200,000	1.844%	$(9,926)	May 3, 2017	November 30, 2021
400,000	2.252%	(31,370)	October 1, 2019	December 31, 2029
900,000	1.801%	(13,274)	November 30, 2021	December 31, 2024

		$(54,570)
In June 2019, the Operating Partnership entered into interest rate swap agreements, effective November 30, 2021, that will mature in December 2024 with a combined notional amount of $900 million. The weighted average fixed rate paid under the swap agreements is 1.801% and the variable rate received resets monthly to the one-month
LIBOR with no minimum floor.
In September 2019, the Operating Partnership entered into an interest rate swap agreement, effective September 6, 2019, that will mature in December 2024 with a notional amount of $300 million. The fixed rate paid under the swap agreement is 1.158% and the variable rate received resets monthly to the one-month
LIBOR with no minimum floor.
In September 2019, the Operating Partnership modified and extended certain of its existing interest rate swaps with a combined notional amount of $400 million, effective October 1, 2019. The weighted average fixed rate paid under the modified swap agreements is 2.252% and the variable rate received resets monthly to the one-month
LIBOR with no minimum floor. The maturity date was extended to December 2029.
As of September 30, 2019, and December 31, 2018, all of the Company’s derivative financial instruments have been designated as cash flow hedges and qualify for hedge accounting. The Company expects to have variable rate debt outstanding for the duration and amount of its interest rate swap agreements. As of September 30, 2019, the fair values of the Company’s interest rate swaps were $3.4 million recorded as an asset within prepaid expenses and other assets, and $
54.6
 million recorded as a liability within accounts payable, accrued expenses, and other liabilities. As of December 31, 2018, the fair values of the Company’s interest rate swaps were $
20.5
 million, recorded as an asset within prepaid expenses and other assets, and $
5.6
 million, recorded as a liability within accounts payable, accrued expenses and other liabilities.

DERIVATIVES AND HEDGING ACTIVITIES
The Company uses derivative instruments to mitigate the effects of interest rate volatility inherent in its variable rate debt, which could unfavorably impact our future earnings and forecasted cash flows. The Company does not use derivative instruments for speculative or trading purposes.
The Operating Partnership is party to interest rate swaps to mitigate the interest rate risk inherent in its senior secured term loan B facility. As of December 31, 2018 and 2017, the Operating Partnership pays a weighted average fixed rate of 1.844%, on total notional amount of $1.2 billion, and the variable rate received will reset monthly to the one-month
LIBOR, with no minimum floor, and mature in November 2021. In December 2018, the Operating Partnership entered into additional interest rate swaps that have a notional amount of $400 million on which it will pay a fixed rate of 2.735% with the variable rate resetting monthly to the one-month
LIBOR with a floor of 0%, and mature on December 31, 2024. Such interest rate swaps will become effective on December 31, 2019. As of December 31, 2018 and 2017, all of the Operating Partnership’s derivative financial instruments have been designated as cash flow hedges and qualify for hedge accounting. The fair value of these interest rate swaps were$20.5 million and $11.3 million, recorded as an asset with prepaid expenses and other assets, as of December 31, 2018 and 2017, respectively, and $5.6 million and $0 recorded as a liability within accounts payable, accrued expenses and other liabilities, as of December 31, 2018 and 2017, respectively.
For the years ended December 31, 2018 and 2017, the amount recorded in other comprehensive income related to the derivative instruments was a net gain of $4.1 million and a net gain of $9.8 million, respectively. For the years ended December 31, 2018 and 2017, the Operating Partnership recorded interest income of $1.1 million and interest expense of $9.2 million, respectively, related to the swap agreements.